Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule Of Non-Significant Business Acquisitions
During fiscal years 2018 and 2017, the Company acquired certain franchised restaurants in certain territories. No acquisitions of franchised restaurant were made during fiscal year 2016. Presented below is supplemental information about these acquisitions:
Other acquisitions (continued)

Purchases of restaurant businesses:	2018	2017
Property and equipment	$413	$429
Identifiable intangible assets	56	5,346
Goodwill	—	200
Gain on purchase of franchised restaurants	—	(4,808)
Purchase price	469	1,167
Restaurants sold in exchange	—	(261)
Settlement of franchise receivables	(469)	(36)
Net cash paid at acquisition date	$—	$870